Description of Business and Segmented Disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Reportable Segments [Abstract]
Schedule of Segment and Operational Information

A) Results of Operations – Segment and Operational Information

	Oil Sands			Conventional			Refining and Marketing
For the years ended December 31,	2020	2019	2018	2020	2019	2018	2020	2019	2018
Revenues
Gross Sales	7,514	10,838	10,026	635	691	904	6,051	10,513	11,183
Less: Royalties	324	1,143	473	40	30	73	-	-	-
	7,190	9,695	9,553	595	661	831	6,051	10,513	11,183
Expenses
Purchased Product	-	-	-	-	-	-	5,397	8,795	9,201
Transportation and Blending	4,399	5,152	5,879	81	82	90	-	-	-
Operating	1,094	1,039	1,037	318	337	403	824	948	927
Inventory Write-Down (Reversal)	316	-	-	-	-	-	239	49	60
(Gain) Loss on Risk Management	268	23	1,551	-	-	26	(21)	(16)	(1)
Operating Margin	1,113	3,481	1,086	196	242	312	(388)	737	996
Depreciation, Depletion and Amortization	1,684	1,543	1,439	880	319	412	739	280	222
Exploration Expense	9	18	6	82	64	2,117	-	-	-
Segment Income (Loss)	(580)	1,920	(359)	(766)	(141)	(2,217)	(1,127)	457	774

				Corporate and Eliminations			Consolidated
For the years ended December 31,				2020	2019	2018	2020	2019	2018
Revenues
Gross Sales				(609)	(689)	(724)	13,591	21,353	21,389
Less: Royalties				-	-	-	364	1,173	546
				(609)	(689)	(724)	13,227	20,180	20,843
Expenses
Purchased Product				(278)	(417)	(517)	5,119	8,378	8,684
Transportation and Blending				(36)	(50)	(27)	4,444	5,184	5,942
Operating				(306)	(236)	(183)	1,930	2,088	2,184
Inventory Write-Down (Reversal)				-	-	-	555	49	60
(Gain) Loss on Risk Management				61	149	(1,271)	308	156	305
Depreciation, Depletion and Amortization				161	107	58	3,464	2,249	2,131
Exploration Expense				-	-	-	91	82	2,123
Segment Income (Loss)				(211)	(242)	1,216	(2,684)	1,994	(586)
General and Administrative				292	331	1,020	292	331	1,020
Finance Costs				536	511	627	536	511	627
Interest Income				(9)	(12)	(19)	(9)	(12)	(19)
Transaction Costs				29	-	-	29	-	-
Foreign Exchange (Gain) Loss, Net				(181)	(404)	854	(181)	(404)	854
Re-measurement of Contingent Payment				(80)	164	50	(80)	164	50
(Gain) Loss on Divestiture of Assets				(81)	(2)	795	(81)	(2)	795
Other (Income) Loss, Net				40	9	13	40	9	13
				546	597	3,340	546	597	3,340
Earnings (Loss) From Continuing Operations Before Income Tax							(3,230)	1,397	(3,926)
Income Tax Expense (Recovery)							(851)	(797)	(1,010)
Net Earnings (Loss) From Continuing Operations							(2,379)	2,194	(2,916)

Schedule of Revenues by Product

B) Revenues by Product

For the years ended December 31,	2020	2019	2018
Upstream
Crude Oil	7,270	9,790	9,662
NGLs	142	202	333
Natural Gas	315	299	320
Other	58	65	69
Refined Products	4,734	8,291	9,032
Market Optimization	1,317	2,222	2,151
Corporate and Eliminations	(609)	(689)	(724)
Revenues From Continuing Operations	13,227	20,180	20,843

Schedule of Geographical Information

C) Geographical Information

	Revenues
For the years ended December 31,	2020	2019	2018
Canada	8,399	11,798	11,694
United States	4,828	8,382	9,149
Consolidated	13,227	20,180	20,843

	Non-Current Assets (1)
As at December 31,	2020	2019
Canada	26,168	28,336
United States	3,590	4,093
Consolidated	29,758	32,429
(1)	Includes exploration and evaluation (“E&E”) assets, property, plant and equipment (“PP&E”), right-of-use (“ROU”) assets, other assets and goodwill.

Schedule of Assets by Segment

D) Assets by Segment

	E&E Assets (1)		PP&E		ROU Assets
As at December 31,	2020	2019	2020	2019	2020	2019
Oil Sands	617	594	19,748	20,924	623	768
Conventional	6	193	1,758	2,433	3	3
Refining and Marketing	-	-	3,652	4,131	79	77
Corporate and Eliminations	-	-	253	346	434	477
Consolidated	623	787	25,411	27,834	1,139	1,325

	Goodwill		Total Assets
As at December 31,	2020	2019	2020	2019
Oil Sands	2,272	2,272	24,656	26,203
Conventional	-	-	1,953	2,754
Refining and Marketing	-	-	4,951	5,688
Corporate and Eliminations	-	-	1,210	1,068
Consolidated	2,272	2,272	32,770	35,713
(1)	Prior to its sale, Marten Hills was reclassified from the Oil Sands segment to the Conventional segment and the comparative period was reclassified.

Schedule of Capital Expenditures

E) Capital Expenditures (1)

For the years ended December 31,	2020	2019	2018
Capital Investment (2)
Oil Sands	427	656	870
Conventional	78	103	228
Refining and Marketing	276	280	208
Corporate and Eliminations	60	137	57
	841	1,176	1,363
Acquisition Capital
Oil Sands	6	2	319
Conventional	12	7	22
Refining and Marketing	-	4	-
Total Capital Expenditures	859	1,189	1,704
(1)	Includes expenditures on PP&E and E&E assets.
(2)	Prior to its sale, Marten Hills was reclassified from the Oil Sands segment to the Conventional segment and the comparative periods were reclassified.